GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Schedule of consolidated financial statements
		Country	Functional	As December 31, 2020			As December 31, 2019			As December 31, 2018
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	Chile	US$	-	-	-	-	-	-	99.9900	0.0100	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	99.9714	0.0286	100.0000	99.9714	0.0286	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	99.9999	0.0001	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	99.8900	0.1100	100.0000	99.8900	0.1100	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	96.2208	3.2208	99.4416	96.2208	3.7792	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	99.9800	0.0200	100.0000	99.9800	0.0200	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000
(*)	As of December 31, 2020, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

Schedule of subsidiaries
		Statement of financial position									Net Income
											December 31, For the year ended
		As of December 31, 2020			As of December 31, 2019			As of December 31, 2018			2020	2019	2018
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	-	-	-	-	-	-	10,841	3,909	6,932	-	-	2,385
96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	404,944	1,624,944	(1,219,539)	632,673	1,487,248	(853,624)	526,017	1,281,800	(751,960)	(290,980)	(26,551)	(48,061)
Foreign	Latam Airlines Perú S.A.	661,721	486,098	175,623	519,363	510,672	8,691	419,325	409,221	10,104	(175,485)	(3,550)	5,416
93.383.000-4	Lan Cargo S.A.	749,789	567,128	182,661	634,852	462,666	172,186	513,367	336,715	176,652	10,936	(4,157)	(34,322)
Foreign	Connecta Corporation	57,922	17,335	40,587	64,110	24,023	40,087	66,593	28,183	38,410	500	1,677	16,923
Foreign	Prime Airport Services Inc. and Subsidiary (*)	25,050	26,265	(1,215)	22,068	23,102	(1,034)	15,817	17,654	(1,837)	(181)	802	1,225
96.951.280-7	Transporte Aéreo S.A.	546,216	347,714	198,502	359,335	142,423	216,912	331,496	129,233	202,263	(39,032)	14,610	(17,609)
96.631.520-2	Fast Air Almacenes de Carga S.A.	20,132	11,576	8,556	20,182	12,601	7,581	17,057	9,614	7,443	500	796	(3)
Foreign	Laser Cargo S.R.L.	(6)	-	(6)	(10)	-	(10)	26	13	13	-	-	(3)
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	218,435	14,355	203,829	48,929	15,228	33,450	53,326	13,040	40,028	(92,623)	(6,579)	19,121
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	250,027	86,691	130,823	65,422	78,890	(12,111)	181,522	192,059	(9,614)	1,452	(2,497)	497
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,394	65	1,329	1,329	50	1,279	1,383	50	1,333	50	(54)	(4,774)
96.847.880-K	Technical Trainning LATAM S.A.	2,181	625	1,556	2,378	1,075	1,303	2,879	1,031	1,848	60	(282)	884
Foreign	Latam Finance Limited	1,310,735	1,584,311	(273,576)	1,362,762	1,531,238	(168,476)	679,034	756,774	(77,740)	(105,100)	(90,736)	(47,723)
Foreign	Peuco Finance Limited	1,307,721	1,307,721	-	664,458	664,458	-	608,191	608,191	-	-	-	-
Foreign	Profesional Airline Services INC.	17,345	14,772	2,573	3,509	1,950	1,559	2,430	1,967	463	1,014	1,096	197
Foreign	Jarletul S.A.	34	1,076	(1,042)	150	860	(710)	18	125	(107)	(332)	(603)	(107)
Foreign	TAM S.A. and Subsidiaries (*)	3,110,055	3,004,935	105,120	5,090,180	3,550,875	1,539,305	4,420,546	3,256,017	1,164,529	(1,025,814)	186,140	389,072

(*) The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.